SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Statutory Reserves - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Profit appropriation to statutory surplus fund	¥ 0	¥ 0	¥ 0